Income Tax (Schedule of Components of Income Taxes) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expenses (revenues)
For current year	₪ 4	₪ 19	₪ 14
Adjustments for past years, net	1	(3)	1
Current tax expenses (revenues)	5	16	15
Deferred tax expenses (revenues)
Creation and reversal of temporary differences	(44)	(39)	(21)
Change in tax rate
Deferred tax expenses (revenues)	(44)	(39)	(21)
Tax on income (tax benefit)	₪ (39)	₪ (23)	₪ (6)